Events After the Balance Sheet (Details) - USD ($)		Jan. 12, 2026	Dec. 12, 2025	Nov. 18, 2025	Nov. 11, 2025	Nov. 10, 2025	Sep. 30, 2025	Mar. 31, 2025
Forecast [Member]
Events After the Balance Sheet [Line Items]
Redemption proceeds (in Dollars)		$ 1,431,925
Share capital (in Dollars)			$ 1,000,000
Ordinary shares, shares issued			1,000,000,000
Par value (in Dollars per share)			$ 0.001
Consecutive business days		30 days
Business days			10 days
Ordinary Shares [Member] | Forecast [Member]
Events After the Balance Sheet [Line Items]
Ordinary shares, shares issued			1,000,000,000
Class A Ordinary Shares [Member]
Events After the Balance Sheet [Line Items]
Ordinary shares, shares issued	[1]						11,000,000	11,000,000
Par value (in Dollars per share)	[1]						$ 0.001	$ 0.001
Class A Ordinary Shares [Member] | Forecast [Member]
Events After the Balance Sheet [Line Items]
Ordinary shares, shares issued			940,000,000
Par value (in Dollars per share)		$ 0.001
Repurchase shares			7,150,000
Authorized share capital			7,150,000
Class B Ordinary Shares [Member]
Events After the Balance Sheet [Line Items]
Ordinary shares, shares issued	[1]
Par value (in Dollars per share)	[1]						$ 0.001	$ 0.001
Class B Ordinary Shares [Member] | Forecast [Member]
Events After the Balance Sheet [Line Items]
Ordinary shares, shares issued			60,000,000
Repurchase shares			7,150,000
Second installment [Member] | Forecast [Member]
Events After the Balance Sheet [Line Items]
Redemption proceeds (in Dollars)				$ 400,000
Business Services Limited [Member] | Forecast [Member]
Events After the Balance Sheet [Line Items]
Par value (in Dollars per share)			$ 1
Nasdaq Capital Market [Member] | Class A Ordinary Shares [Member] | Forecast [Member]
Events After the Balance Sheet [Line Items]
Par value (in Dollars per share)		$ 1
Subsequent Events [Member]
Events After the Balance Sheet [Line Items]
Redemption amount (in Dollars)						$ 2,331,925
Subsequent Events [Member] | First installment [Member]
Events After the Balance Sheet [Line Items]
Redemption proceeds (in Dollars)					$ 500,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.